Significant accounting policies (Detail Textuals)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [line items]
Depreciation method	straight-line basis
Corona
Disclosure of subsidiaries [line items]
Ownership interest through Dia Bras Peru	81.84%
Percentage of voting shares in subsidiary	92.33%